UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	January 1, 2015 – June 30, 2015

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|15

Semiannual report

Putnam VT Absolute Return 500 Fund®

Putnam INVESTMENTS

Message from the Trustees

Dear Shareholder:

Looking back on the first half of 2015, we can highlight some transitions in the financial markets. The U.S. economy has rallied from a brief dip during the first quarter, and bond yields have risen on a sustained basis in recent months. Firmer data on employment growth, wage gains, and consumer prices underscore this progress.

The Federal Reserve is monitoring these and other indicators as it considers raising interest rates, an action it has not taken since 2006. Higher interest rates can pose a risk to fixed-income investments, while also having a less direct impact on stocks by adding to business financing costs, among other effects.

Through mid-2015, U.S. stock market averages have continued near record-high levels. Although gains have been modest this year, the U.S. market has been more placid than China’s market, in which a dizzying advance gave way to a sharp pullback in June, and European markets that were caught up in Greece’s debt crisis. Global market conditions, we believe, call for a well-crafted and flexible strategy.

With the possibility that markets could move in different directions from here, it might be a prudent time to consult your financial advisor and determine whether any adjustments or additions to your portfolio are warranted.

In the following pages, your portfolio manager provides a perspective for your consideration. Putnam’s disciplined fundamental research promotes a culture of thinking proactively about risks. We share with Putnam’s managers a deep conviction that an active, research-driven approach can play a valuable role in your portfolio.

As always, thank you for investing with Putnam. We would also like to extend our thanks to Charles Curtis, who has retired from the Board of Trustees, for his many years of dedicated service.

Performance summary (as of 6/30/15)

Investment objective

To earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions

Net asset value June 30, 2015

Class IA: $10.51	Class IB: $10.42

Total return at net asset value

			BofA	Barclays
			Merrill	U.S.
			Lynch U.S.	Aggregate
(as of	Class IA	Class IB	Treasury	Bond	S&P 500	Fund’s
6/30/15)	shares*	shares*	Bill Index	Index	Index	target†

6 months	0.25%	0.23%	0.05%	–0.10%	1.23%	—

1 year	2.63	2.44	0.07	1.86	7.42	5.07%

Life	9.80	8.67	0.38	14.62	65.49	—
Annualized	2.27	2.01	0.09	3.33	12.84	5.09

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

† Fund’s benchmark plus 5.00%. No information for the target return is provided for periods of less than one year.

The S&P 500 Index is an unmanaged index of common stock performance. The BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

High-yield corporate bonds	23.7%
Commodities	16.3%
U.S. Treasury/agency	14.6%
Commercial MBS	11.5%
Agency pass-through	11.1%
U.S. stocks	8.5%
Agency CMO	5.3%
International stocks	5.1%
Residential MBS (non-agency)	2.1%
Emerging-market bonds	0.7%
Asset-backed securities (ABS)	0.2%
Emerging-market stocks	–1.7%
Cash and net other assets	45.9%

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, and the use of different classifications of securities for presentation purposes. Allocations may not total 100% because the table includes the notional value of derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or by the use of derivatives.

Putnam VT Absolute Return 500 Fund 1

Report from your fund’s manager

What was the investment environment like during the six-month reporting period ended June 30, 2015?

U.S. stocks rallied in February then essentially stalled for the remainder of the period, returning only 1.23% for the six months as a whole, as measured by the S&P 500 Index. That said, small-cap growth stocks outpaced the broad market by a sizable margin, with the Russell 2000 Growth Index gaining 8.74%. Since small-cap companies tend to have domestically focused businesses, their earnings weren’t as affected by U.S.-dollar strength as those of their larger-cap counterparts that have substantial international operations.

Overseas, the January launch of a larger-than-expected bond-buying program by the European Central Bank bolstered sentiment toward stocks in that region. Surprisingly, Japan outpaced many European markets in U.S.-dollar terms because the yen did not weaken as much versus the dollar as the euro did. Similar to Europe, Japan benefited from accommodative monetary policy, along with improving domestic and global economic conditions.

In fixed income, bond yields were volatile but rose during the period, hampering the broad Barclays U.S. Aggregate Bond Index, which declined –0.10%. High-yield bonds and floating rate bank loans generated the best returns as their higher coupons helped offset the impact of rising interest rates. These sectors were also helped by higher oil prices, which reduced the pressure on energy companies that were at the greatest risk of defaulting when prices were lower.

Uncertainty over Greece caused broad swings in global financial markets in June, and virtually all major asset classes declined during the month. On June 30, Greece requested a new bailout that eurozone officials dismissed as insufficient to meet creditors’ demands. The country subsequently defaulted on a $1.7 billion repayment to the International Monetary Fund. Greek and European policymakers continued to engage in negotiations about a new aid package for Greece with some concern about the future of its membership in the eurozone.

Which strategies had the biggest influence on the portfolio’s performance?

The portfolio delivered positive absolute results for the semi-annual reporting period, driven by strong performance from non-directional strategies, where we seek to add value regardless of global market trends. Equity-selection alpha strategies contributed the most, including several quantitatively driven long/short strategies as well as a number of regional long/short positions. Our global fixed-income alpha strategy was also productive, led by positions in both corporate and mortgage credit, such as commercial mortgage-backed securities, and prepayment-sensitive areas of the market. On the downside, a long/short U.S. equity strategy that incorporates fundamental research from Putnam’s equity analysts and a quantitative emerging-market equity strategy were among the few non-directional strategies that detracted during the period.

As a whole, our directional strategies — which seek to capitalize on broad global market trends — detracted, hampered by unfavorable tactical equity positioning. Long credit and interest-rate positions, coupled with a short position in commodities, aided performance, but not enough to offset weakness within our equity strategies.

How did you use derivatives during the period?

We used a variety of derivatives to reduce volatility and, in some cases, to enhance returns. We utilized futures and interest-rate swaps to seek to efficiently gain exposure to certain markets, manage market risk, and hedge the prepayment and interest-rate risks associated with the portfolio’s fixed-income holdings. We also used interest-rate swaps to gain exposure to interest rates in various countries. We employed options to seek to hedge against changes in the values of certain equities and bonds held in the portfolio. We utilized total return swaps to seek to manage exposure to specific securities or baskets of securities. Lastly, we utilized currency forward contracts in an effort to hedge the foreign-exchange-rate risk associated with bonds not denominated in U.S. dollars.

What is your outlook for the months ahead, and how are you positioning the portfolio?

U.S. economic growth appeared to rebound in the second quarter following a disappointing first quarter, and we believe U.S. gross domestic product may grow at a 2.5% to 3% annual rate in the months to come.

The Federal Reserve has indicated that it no longer wishes to give specific guidance on the timing of policy changes and has instead described its approach as being “data dependent.” With the U.S. economy appearing to be back on track and core inflation showing signs of reemerging, we think it is likely that the central bank may implement its first interest rate increase in September. If the economy continues on a trajectory broadly similar to what we expect, we believe the Fed could hike rates again before year-end. While this is our current view, there are possible factors that could cause the Fed to delay, such as renewed dollar strength, coupled with volatility in Europe and Asia. In any event, when the Fed does begin raising interest rates, we think it will proceed cautiously in an effort to avoid stoking excessive volatility in the financial markets.

As for Greece, we believe it is in the best interests of both Greece and the European Union [EU] for the country to remain in the EU, and we think this is the most likely outcome of current negotiations.

As of period-end, we were somewhat more cautious in our outlook for equities. U.S. stock valuations were slightly above longer-term normalized levels, which we believe may temper gains in the months ahead. That said, we think equities still appear attractive relative to U.S. Treasuries and other investment-grade bonds, and they could continue to advance despite elevated valuations.

Elsewhere, we had a more constructive outlook for high-yield bonds. Yields over Treasuries in the asset class had widened to

2 Putnam VT Absolute Return 500 Fund

attractive levels over cash, and flows into high-yield mutual funds had stabilized, helping to bolster the category’s technical backdrop.

Overall, we have taken a more tactical approach with the portfolio’s directional risk positioning, seeking to capitalize on the volatility that has been present across global capital markets. Over the intermediate term, we continue to believe that there is greater potential to add value through non-directional strategies and, as a result, plan to continue emphasizing those strategies.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Stock and bond prices in the fund’s portfolio may fall or fail to rise over time for several reasons including general financial market conditions, factors related to a specific issuer or industry and, with respect to bond prices, changing market perceptions of the risk of default and changes in government intervention. These factors may also lead to increased volatility and reduced liquidity in the bond markets. The fund’s active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Use of leverage through derivatives adds risk by increasing investment exposure. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. Commodities have market, political, regulatory, and natural conditions risks. Investments in small and/or midsize companies may experience greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is a Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund’s portfolio managers are Robert J. Kea, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Absolute Return 500 Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expense per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2015, to June 30, 2015. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expense per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Net expenses for the fiscal year ended 12/31/14*†	0.91%	1.16%

Total annual operating expenses for the fiscal year
ended 12/31/14†	1.38%	1.63%

Annualized expense ratio for the six-month period
ended 6/30/15	0.90%	1.15%

Fiscal-year expense information in this table is aken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit expenses through 4/30/16.

†Restated to reflect current fees.

Expense per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/15		for the 6 months ended 6/30/15

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$4.47	$5.71	$4.51	$5.76

Ending value
(after expenses)	$1,002.50	$1,002.30	$1,020.33	$1,019.09

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2015. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Absolute Return 500 Fund

The fund’s portfolio 6/30/15 (Unaudited)

COMMON STOCKS (31.3%)*	Shares	Value

Basic materials (1.8%)
Airgas, Inc.	147	$15,550

Axalta Coating Systems, Ltd. †	160	5,293

Bemis Co., Inc.	281	12,648

China Lesso Group Holdings, Ltd. (China)	39,000	31,747

China Singyes Solar Technologies Holdings, Ltd.
(China)	15,000	19,235

Huabao International Holdings, Ltd. (China)	48,000	28,918

Hyosung Corp. (South Korea)	454	58,610

International Flavors & Fragrances, Inc.	173	18,907

Koza Altin Isletmeleri AS (Turkey)	1,991	21,061

Newmont Mining Corp.	1,257	29,364

Novolipetsk Steel OJSC GDR (Russia)	3,393	45,127

Royal Gold, Inc.	192	11,825

Sappi, Ltd. (South Africa) †	12,389	43,941

SBA Communications Corp. Class A †	360	41,389

Sherwin-Williams Co. (The)	224	61,604

Sibanye Gold, Ltd. (South Africa)	23,911	38,365

		483,584
Capital goods (1.5%)
Avery Dennison Corp.	259	15,783

Ball Corp.	373	26,166

General Dynamics Corp.	695	98,475

Lockheed Martin Corp.	483	89,790

Raytheon Co.	672	64,297

Rockwell Collins, Inc.	370	34,170

Stericycle, Inc. †	142	19,015

TransDigm Group, Inc. †	135	30,330

Waste Management, Inc.	680	31,518

		409,544
Communication services (0.8%)
China Mobile, Ltd. (China)	7,000	89,627

SK Telecom Co., Ltd. (South Korea)	172	38,549

Verizon Communications, Inc.	1,862	86,788

		214,964
Conglomerates (1.3%)
Danaher Corp.	1,066	91,239

Marubeni Corp. (Japan)	14,100	80,912

Mitsubishi Corp. (Japan)	5,200	114,380

Mitsui & Co., Ltd. (Japan)	4,300	58,412

		344,943
Consumer cyclicals (3.0%)
ANTA Sports Products, Ltd. (China)	8,000	19,403

Automatic Data Processing, Inc.	755	60,574

AutoZone, Inc. †	91	60,688

Clorox Co. (The)	185	19,244

Discovery Communications, Inc. Class C †	642	19,953

Dollar General Corp.	859	66,779

Dollar Tree, Inc. †	576	45,498

FactSet Research Systems, Inc.	90	14,626

Harley-Davidson, Inc.	590	33,247

Interpublic Group of Cos., Inc. (The)	1,145	22,064

Kohl’s Corp.	185	11,583

Lear Corp.	45	5,052

LF Corp. (South Korea)	350	9,507

Madison Square Garden Co. (The) Class A †	172	14,360

NIKE, Inc. Class B	41	4,429

Omnicom Group, Inc.	538	37,386

COMMON STOCKS (31.3%)* cont.	Shares	Value

Consumer cyclicals cont.
Ralph Lauren Corp.	161	$21,310

Scripps Networks Interactive Class A	295	19,284

Target Corp.	1,318	107,582

Tata Motors, Ltd. ADR (India)	1,080	37,228

Tongaat Hulett, Ltd. (South Africa)	1,047	11,189

Vantiv, Inc. Class A †	359	13,710

VF Corp.	709	49,446

Wal-Mart Stores, Inc.	407	28,869

Walt Disney Co. (The)	888	101,356

		834,367
Consumer staples (3.0%)
Altria Group, Inc.	2,137	104,521

Amorepacific Group (South Korea)	284	47,611

Bunge, Ltd.	350	30,730

Chipotle Mexican Grill, Inc. †	12	7,260

Church & Dwight Co., Inc.	217	17,605

Colgate-Palmolive Co.	1,122	73,390

Costco Wholesale Corp.	739	99,809

Daesang Corp. (South Korea)	1,080	34,420

Dr. Pepper Snapple Group, Inc.	505	36,815

Gruma SAB de CV Class B (Mexico)	3,603	46,477

Indofood Sukses Makmur Tbk PT (Indonesia)	49,800	24,559

JBS SA (Brazil)	4,099	21,569

McDonald’s Corp.	1,188	112,943

Philip Morris International, Inc.	462	37,039

Pinnacle Foods, Inc.	146	6,649

Reynolds American, Inc.	666	49,724

Sao Martinho SA (Brazil)	1,098	13,243

Sumitomo Corp. (Japan)	5,000	58,177

Tupperware Brands Corp.	139	8,971

		831,512
Energy (1.6%)
Bangchak Petroleum PCL (The) (Thailand)	26,200	27,150

Exxon Mobil Corp.	2,198	182,874

HollyFrontier Corp.	543	23,181

National Oilwell Varco, Inc.	1,029	49,680

Spectra Energy Corp.	1,856	60,506

Tambang Batubara Bukit Asam Persero Tbk PT
(Indonesia)	32,500	20,476

Tatneft OAO ADR (Russia)	1,348	43,109

Thai Oil PCL (Thailand)	14,500	23,612

Tupras Turkiye Petrol Rafinerileri AS (Turkey) †	790	20,015

		450,603
Financials (6.8%)
Alexandria Real Estate Equities, Inc. R	137	11,982

American Campus Communities, Inc. R	293	11,043

American Capital Agency Corp. R	996	18,297

Axis Capital Holdings, Ltd.	244	13,022

Banco Bradesco SA ADR (Brazil)	6,373	58,377

Banco do Brasil SA (Brazil)	5,498	42,936

Bank Negara Indonesia Persero Tbk PT (Indonesia)	88,600	35,221

BB&T Corp.	1,586	63,932

Berkshire Hathaway, Inc. Class B †	958	130,393

Brixmor Property Group, Inc. R	151	3,493

Capital One Financial Corp.	1,231	108,291

China Cinda Asset Management Co., Ltd. (China) †	79,000	44,027

China Construction Bank Corp. (China)	16,000	14,614

China Merchants Bank Co., Ltd. (China)	19,000	55,395

Putnam VT Absolute Return 500 Fund 5

COMMON STOCKS (31.3%)* cont.	Shares	Value

Financials cont.
Chongqing Rural Commercial Bank Co., Ltd. (China)	57,000	$45,664

Chubb Corp. (The)	173	16,459

Cullen/Frost Bankers, Inc.	143	11,237

Everest Re Group, Ltd.	100	18,201

Fubon Financial Holding Co., Ltd. (Taiwan)	7,000	13,930

Gentera SAB de CV (Mexico)	6,527	11,607

HCP, Inc. R	1,031	37,601

Health Care REIT, Inc. R	499	32,749

Industrial & Commercial Bank of China, Ltd.
(China)	10,000	7,947

Itau Unibanco Holding SA ADR (Preference) (Brazil)	5,997	65,667

King’s Town Bank Co., Ltd. (Taiwan)	21,000	18,240

Liberty Holdings, Ltd. (South Africa)	3,340	39,854

MMI Holdings, Ltd. (South Africa)	16,614	41,173

Moscow Exchange MICEX-RTS OAO (Russia) †	33,704	42,237

NASDAQ OMX Group, Inc. (The)	74	3,612

Nedbank Group, Ltd. (South Africa)	2,326	46,229

Northern Trust Corp.	403	30,813

PartnerRe, Ltd.	125	16,063

People’s Insurance Co Group of China, Ltd. (China)	71,000	45,431

PNC Financial Services Group, Inc.	912	87,233

Porto Seguro SA (Brazil)	2,599	34,608

Public Storage R	204	37,611

Quality Houses PCL (Thailand)	424,200	31,650

RenaissanceRe Holdings, Ltd.	110	11,166

RMB Holdings, Ltd. (South Africa)	2,077	11,344

Spirit Realty Capital, Inc. R	1,107	10,705

Starwood Property Trust, Inc. R	619	13,352

Supalai PCL (Thailand)	21,900	12,190

Synchrony Financial †	362	11,921

Taishin Financial Holding Co., Ltd. (Taiwan)	94,000	39,148

Taubman Centers, Inc. R	149	10,356

Travelers Cos., Inc. (The)	735	71,045

Turkiye Is Bankasi Class C (Turkey)	4,303	9,055

Turkiye Sinai Kalkinma Bankasi AS (Turkey)	15,369	9,749

Visa, Inc. Class A	1,672	112,275

Wells Fargo & Co.	2,959	166,414

XL Group PLC	765	28,458

		1,864,017
Health care (3.3%)
Abbott Laboratories	1,869	91,731

AmerisourceBergen Corp.	630	66,994

C.R. Bard, Inc.	181	30,897

Cardinal Health, Inc.	295	24,677

DaVita HealthCare Partners, Inc. †	469	37,271

Edwards Lifesciences Corp. †	294	41,874

Eli Lilly & Co.	1,472	122,897

Johnson & Johnson	1,630	158,860

Mednax, Inc. †	225	16,675

Merck & Co., Inc.	2,198	125,132

Netcare, Ltd. (South Africa)	13,434	42,270

Pfizer, Inc.	4,232	141,899

Teladoc, Inc. †	54	1,026

		902,203

COMMON STOCKS (31.3%)* cont.	Shares	Value

Technology (5.5%)
Accenture PLC Class A	1,050	101,619

Analog Devices, Inc.	526	33,761

Apple, Inc.	916	114,889

AU Optronics Corp. (Taiwan)	96,000	42,470

Broadcom Corp. Class A	1,486	76,514

Cisco Systems, Inc.	4,576	125,657

Computer Sciences Corp.	397	26,059

eBay, Inc. †	1,954	117,709

EMC Corp.	3,838	101,285

Fidelity National Information Services, Inc.	358	22,124

Fiserv, Inc. †	443	36,694

Gentex Corp.	819	13,448

Innolux Corp. (Taiwan)	88,000	45,919

Intuit, Inc.	632	63,687

King Yuan Electronics Co., Ltd. (Taiwan)	46,000	40,179

L-3 Communications Holdings, Inc.	246	27,891

LG Display Co., Ltd. (South Korea)	495	11,471

Linear Technology Corp.	313	13,844

Maxim Integrated Products, Inc.	791	27,349

Microsoft Corp.	213	9,404

Motorola Solutions, Inc.	93	5,333

NCSoft Corp. (South Korea)	259	46,090

NetApp, Inc.	876	27,647

NetEase, Inc. ADR (China)	341	49,399

Paychex, Inc.	911	42,708

Samsung Electronics Co., Ltd. (South Korea)	134	152,326

Siliconware Precision Industries Co. (Taiwan)	13,000	19,908

SK Hynix, Inc. (South Korea)	1,559	59,120

Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	1,778	40,378

Tencent Holdings, Ltd. (China)	1,600	31,932

		1,526,814
Transportation (1.3%)
CH Robinson Worldwide, Inc.	414	25,829

China Airlines, Ltd. (Taiwan) †	100,000	42,619

China Eastern Airlines Corp., Ltd. (China) †	14,000	11,722

China Southern Airlines Co., Ltd. (China)	12,000	14,180

Expeditors International of Washington, Inc.	146	6,731

Korea Line Corp. (South Korea) †	1,758	34,909

OHL Mexico SAB de CV (Mexico) †	15,204	19,734

Turk Hava Yollari AO (Turkey) †	13,115	43,063

United Parcel Service, Inc. Class B	1,055	102,240

Yangzijiang Shipbuilding Holdings, Ltd. (China)	42,500	44,650

		345,677
Utilities and power (1.4%)
Alliant Energy Corp.	126	7,273

American Electric Power Co., Inc.	925	48,997

American Water Works Co., Inc.	269	13,081

Huadian Power International Corp., Ltd. (China)	42,000	46,543

Huaneng Power International, Inc. (China)	36,000	50,158

Kinder Morgan, Inc.	2,503	96,090

Pinnacle West Capital Corp.	308	17,522

Southern Co. (The)	1,840	77,096

Tenaga Nasional Bhd (Malaysia)	11,600	38,861

		395,621
Total common stocks (cost $8,147,774)		$8,603,849

6 Putnam VT Absolute Return 500 Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (11.1%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (11.1%)
Federal National Mortgage Association
Pass-Through Certificates
3 1/2s, TBA, July 1, 2045	$2,000,000	$2,060,781
3s, TBA, July 1, 2045	1,000,000	995,938

		3,056,719
Total U.S. government and agency mortgage
obligations (cost $3,089,434)		$3,056,719

MORTGAGE-BACKED SECURITIES (9.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (4.6%)
Federal Home Loan Mortgage Corporation
IFB Ser. 317, Class S3, IO, 5.795s, 2043	$99,631	$24,584
IFB Ser. 308, Class S1, IO, 5.765s, 2043	108,349	26,653
IFB Ser. 314, Class AS, IO, 5.705s, 2043	110,864	26,652
Ser. 4462, Class KI, IO, 4s, 2045	152,620	29,207
Ser. 4193, Class PI, IO, 4s, 2043	76,758	12,953
Ser. 4013, Class AI, IO, 4s, 2039	119,158	19,408
Ser. 304, Class C53, IO, 4s, 2032	120,878	20,531
Ser. 303, Class C19, IO, 3 1/2s, 2043	82,329	17,543
Ser. 4121, Class AI, IO, 3 1/2s, 2042	245,924	50,794
Ser. 4097, Class PI, IO, 3 1/2s, 2040	180,879	29,314
Ser. 4134, Class PI, IO, 3s, 2042	286,084	39,482
Ser. 4206, Class IP, IO, 3s, 2041	127,067	16,309
Ser. 304, Class C45, IO, 3s, 2027	89,918	9,410

Federal National Mortgage Association
IFB Ser. 13-128, Class CS, IO, 5.713s, 2043	98,565	23,494
IFB Ser. 13-101, Class SE, IO, 5.713s, 2043	101,360	25,278
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	44,308	5,511
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, 4.187s, 2025	22,000	21,375
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, 4.187s, 2025	16,000	15,545
Ser. 418, Class C24, IO, 4s, 2043	129,801	28,443
Ser. 12-118, Class PI, IO, 4s, 2042	153,153	30,335
Ser. 13-11, Class IP, IO, 4s, 2042	145,650	26,729
Ser. 12-62, Class MI, IO, 4s, 2041	120,610	20,045
Ser. 418, Class C15, IO, 3 1/2s, 2043	117,372	25,972
Ser. 12-136, Class PI, IO, 3 1/2s, 2042	87,682	11,367
Ser. 14-76, IO, 3 1/2s, 2039	237,275	33,881
Ser. 12-93, Class DI, IO, 3 1/2s, 2027	125,180	15,297
Ser. 12-151, Class PI, IO, 3s, 2043	80,739	10,456
Ser. 13-35, Class PI, IO, 3s, 2042	368,634	39,639
Ser. 13-31, Class NI, IO, 3s, 2041	107,841	10,400
Ser. 13-7, Class EI, IO, 3s, 2040	115,570	19,298
Ser. 13-55, Class MI, IO, 3s, 2032	95,722	11,804

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039	117,867	24,555
IFB Ser. 13-129, Class SN, IO, 5.963s, 2043	61,643	10,749
IFB Ser. 13-129, Class CS, IO, 5.963s, 2042	162,603	23,608
IFB Ser. 14-90, Class HS, IO, 5.913s, 2044	96,972	23,068
Ser. 14-182, Class KI, IO, 5s, 2044	164,233	33,360
Ser. 14-133, Class IP, IO, 5s, 2044	189,326	43,185
Ser. 14-163, Class NI, IO, 5s, 2044	92,273	20,342
Ser. 14-25, Class QI, IO, 5s, 2044	89,261	19,323
Ser. 11-116, Class IB, IO, 5s, 2040	46,790	2,893
Ser. 10-20, Class UI, IO, 5s, 2040	95,403	18,714
Ser. 10-9, Class UI, IO, 5s, 2040	137,758	28,446
Ser. 09-121, Class UI, IO, 5s, 2039	101,306	20,591
Ser. 13-20, Class QI, IO, 4 1/2s, 2042	127,195	24,287
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	38,385	7,603
Ser. 15-53, Class MI, IO, 4s, 2045	106,528	25,296

MORTGAGE-BACKED SECURITIES (9.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-149, Class IP, IO, 4s, 2044	$192,994	$38,797
Ser. 13-24, Class PI, IO, 4s, 2042	82,971	15,071
Ser. 12-41, Class IP, IO, 4s, 2041	105,321	19,473
Ser. 14-133, Class AI, IO, 4s, 2036	218,632	32,379
Ser. 15-52, Class IK, IO, 3 1/2s, 2045	118,352	24,601
Ser. 15-24, Class IA, IO, 3 1/2s, 2045	106,420	20,251
Ser. 13-102, Class IP, IO, 3 1/2s, 2043	84,951	9,132
Ser. 13-100, Class MI, IO, 3 1/2s, 2043	77,231	10,313
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	73,287	9,036
Ser. 12-71, Class JI, IO, 3 1/2s, 2041	72,623	7,173
Ser. 13-157, Class IA, 3 1/2s, 2040	170,854	24,190
Ser. 13-90, Class HI, IO, 3 1/2s, 2040	97,859	7,523
Ser. 13-79, Class XI, IO, 3 1/2s, 2039	106,517	15,691

		1,257,359
Commercial mortgage-backed securities (3.1%)
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW16, Class AJ, 5.896s, 2040	25,000	25,526

Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class C, 5.597s, 2039	25,000	24,969

Citigroup Commercial Mortgage Trust FRB
Ser. 06-C4, Class B, 5.969s, 2049	25,000	25,018

Credit Suisse First Boston Mortgage
Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037	25,000	24,975

GCCFC Commercial Mortgage Trust
FRB Ser. 05-GG3, Class E, 5.087s, 2042	25,000	24,968
FRB Ser. 05-GG3, Class D, 4.986s, 2042	50,000	50,185

GE Capital Commercial Mortgage Corp. FRB
Ser. 05-C1, Class D, 4.723s, 2048	25,000	23,701

GE Capital Commercial Mortgage Corp. Trust FRB
Ser. 06-C1, Class AJ, 5.449s, 2044	76,000	76,119

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 04-C3, Class X1, IO, 1.058s, 2041	57,740	1,626

GS Mortgage Securities Trust 144A FRB
Ser. 13-GC16, Class D, 5.493s, 2046	18,000	17,736

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.714s, 2046	16,000	14,470

JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	10,000	10,382
FRB Ser. 06-LDP7, Class B, 6.1s, 2045	20,000	14,368
FRB Ser. 05-LDP3, Class D, 5.325s, 2042	15,000	15,003
FRB Ser. 05-LDP2, Class D, 4.941s, 2042	20,000	19,926

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class C, 6.384s, 2051	20,000	19,206
Ser. 13-C13, Class E, 3.986s, 2046	12,000	9,798

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class AJ, 5.72s, 2039	20,000	20,433
Ser. 06-C6, Class D, 5.502s, 2039	23,000	22,690
FRB Ser. 06-C6, Class C, 5.482s, 2039	20,000	19,531

Merrill Lynch Mortgage Trust
FRB Ser. 05-LC1, Class D, 5.602s, 2044	25,000	25,547
FRB Ser. 05-CIP1, Class C, 5.475s, 2038	25,000	23,692
Ser. 04-KEY2, Class D, 5.046s, 2039	25,000	25,000

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049	25,000	24,780
FRB Ser. 06-4, Class XC, IO, 0.798s, 2049	833,394	4,375

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 13-C6, Class E, 3 1/2s, 2046	38,000	30,784

Putnam VT Absolute Return 500 Fund 7

MORTGAGE-BACKED SECURITIES (9.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C23, Class F, 5.731s, 2045	$11,000	$10,923
FRB Ser. 06-C23, Class C, 5.661s, 2045	20,000	19,981

Wells Fargo Commercial Mortgage Trust 144A FRB
Ser. 12-LC5, Class E, 4.937s, 2045	100,000	94,150

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5s, 2044	30,000	28,633
Ser. 12-C7, Class F, 4 1/2s, 2045	100,000	89,630
Ser. 13-C12, Class E, 3 1/2s, 2048	15,000	11,897

		850,022
Residential mortgage-backed securities (non-agency) (2.1%)
Banc of America Funding Trust FRB Ser. 06-G,
Class 3A3, 5 3/4s, 2036	35,522	34,101

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2,
1.912s, 2034	22,536	19,832

Bear Stearns Asset Backed Securities I Trust FRB
Ser. 05-HE5, Class M3, 1.265s, 2035	25,000	20,500

Citigroup Mortgage Loan Trust FRB Ser. 07-WFH2,
Class M1, 0.587s, 2037 F	25,000	20,143

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A1, 1.508s, 2035	8,933	7,322
FRB Ser. 05-38, Class A3, 0.537s, 2035	18,292	15,845
FRB Ser. 05-59, Class 1A1, 0.517s, 2035	18,876	15,336
FRB Ser. 06-OC2, Class 2A3, 0.477s, 2036	29,931	26,181

Countrywide Asset-Backed Certificates Trust
Ser. 05-3, Class MF1, 5.277s, 2035	18,391	16,920
Ser. 05-1, Class MF1, 5.251s, 2035 F	29,166	28,293
FRB Ser. 05-14, Class M3, 0.677s, 2036 F	27,000	18,900
FRB Ser. 05-16, Class MV2, 0.665s, 2036	35,000	26,250
FRB Ser. 06-BC4, Class 2A3, 0.427s, 2036 F	40,000	30,700

Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 11-2R, Class 2A9, 2.683s, 2036	25,000	22,969

CSMC Trust 144A FRB Ser. 11-6R, Class 3A7,
3.033s, 2036	25,000	14,188

First Franklin Mortgage Loan Trust FRB
Ser. 05-FF4, Class M4, 0.837s, 2035 F	58,000	44,769

IndyMac INDX Mortgage Loan Trust FRB
Ser. 07-FLX2, Class A1C, 0.377s, 2037	25,147	18,232

Morgan Stanley ABS Capital I Inc Trust FRB
Ser. 05-HE6, Class M2, 0.607s, 2035	50,000	40,188

MortgageIT Trust FRB Ser. 41761, Class 1M1,
0.627s, 2035	45,292	41,215

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-19XS, Class 2A2, 0.527s, 2035	24,513	22,042

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, 0.647s, 2044	41,243	37,428
FRB Ser. 05-AR9, Class A1B, 0.567s, 2045	41,287	37,975

Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 06-AR6, Class 7A2, 5.109s, 2036	24,230	23,608

		582,937
Total mortgage-backed securities (cost $2,620,749)		$2,690,318

COMMODITY LINKED NOTES (5.6%)* †††	Principal amount	Value

Citigroup, Inc. sr. notes Ser. G, 1-month USD
LIBOR less 0.18%, 2016 (Indexed to the CVICF3F0
Index multiplied by 3)	$670,000	$656,093

Deutsche Bank AG/London 144A notes, 1-month USD
LIBOR less 0.16%, 2016 (Indexed to the DB
Commodity Backwardation Alpha 22 USD Total
Return Index multiplied by 3) (United Kingdom)	92,000	75,105

COMMODITY LINKED NOTES (5.6%)* ††† cont.		Principal amount		Value

UBS AG/London 144A sr. notes 1-month LIBOR less
0.10%, 2016 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)			$78,000	$75,850

UBS AG/London 144A sr. notes 1-month LIBOR less
0.10%, 2015 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)			306,000	316,883

UBS AG/London 144A sr. notes 1-month LIBOR less
0.10%, 2015 (Indexed to the UBSIF3AT Index
multiplied by 3) (United Kingdom)			202,000	209,481

UBS AG/London 144A sr. notes 1-month LIBOR less
0.10%, 2015 (Indexed to the S&P GSCI Light
Energy Index Excess Return multiplied by 3)
(United Kingdom)			124,000	202,713

Total commodity linked notes (cost $1,472,000)				$1,536,125

INVESTMENT COMPANIES (5.1%)*			Shares	Value

Consumer Discretionary Select Sector SPDR Fund			5,975	$456,968

Financial Select Sector SPDR			9,412	229,465

Health Care Select Sector SPDR Fund			3,097	230,386

SPDR S&P 500 ETF Trust			218	44,875

Technology Select Sector SPDR Fund			5,334	220,828

Utility Select Sector SPDR Fund			5,139	213,063

Total investment companies (cost $1,358,270)				$1,395,585

WARRANTS (1.4%)* †	Expiration date	Strike price	Warrants	Value

Bharat Petroleum
Corp., Ltd. 144A (India)	3/9/18	$0.00	3,083	$42,573

Gree Electric Appliances,
Inc. of Zhuhai 144A
(China)	3/24/16	0.00	5,600	57,707

HCL Technologies, Ltd.
144A (India)	10/22/15	0.00	2,980	43,041

Hindustan Zinc. Ltd.
144A (India)	10/27/17	0.00	13,152	34,512

Midea Group Co., Ltd.
144A (China)	4/16/16	0.00	8,200	49,298

Power Finance Corp., Ltd.
144A (India)	3/9/18	0.00	9,384	37,725

Qingdao Haier Co., Ltd.
144A (China)	3/16/17	0.00	3,600	17,608

Rural Electrification Corp.,
Ltd. 144A (India)	3/6/17	0.00	10,379	44,846

Shanghai Automotive Co.
144A (China)	2/3/16	0.00	10,095	36,776

UPL, Ltd. 144A (India)	6/17/16	0.00	3,391	28,521

Total warrants (cost $378,407)				$392,607

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)*		Principal amount		Value

Argentina (Republic of) sr. unsec.
unsub. notes Ser. 1, 8 3/4s, 2017
(Argentina) (In default) †			$175,000	$164,500

Venezuela (Bolivarian Republic of) unsec.
bonds 5 3/4s, 2016 (Venezuela)			25,000	20,438

Total foreign government and agency bonds
and notes (cost $188,816)				$184,938

ASSET-BACKED SECURITIES (0.2%)*		Principal amount		Value

Station Place Securitization Trust FRB Ser. 15-2,
Class A, 1.235s, 2017			$56,000	$56,000

Total asset-backed securities (cost $56,000)				$56,000

8 Putnam VT Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (0.1%)*	Principal amount		Value

Petrobras Global Finance BV company guaranty
sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)		$10,000	$9,713

Petroleos de Venezuela SA sr. unsec.
notes 5 1/8s, 2016 (Venezuela)		16,000	10,568

Total corporate bonds and notes (cost $22,386)			$20,281

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.0875)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.0875	$32,200	$1,097

(2.685)/3 month USD-LIBOR-
BBA/Sep-25	Sep-15/2.685	53,200	498

2.474/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.474	38,500	285

(1.548)/3 month USD-LIBOR-
BBA/Dec-17	Dec-15/1.548	192,500	258

2.434/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.434	38,500	215

2.391/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.391	77,000	206

2.2575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.2575	70,200	104

2.1325/3 month USD-LIBOR-BBA/Jul-25 Jul-15/2.1325	Jul-15/2.1325	70,200	27

2.151/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.151	77,000	—

Citibank, N.A.
2.493/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.493	56,000	592

2.403/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.403	56,000	375

(2.087)/3 month USD-LIBOR-
BBA/May-18	May-16/2.087	90,100	218

2.368/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.368	38,500	79

2.268/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.268	38,500	20

Credit Suisse International
2.44375/3 month USD-LIBOR-
BBA/Aug-25	Aug-15/2.44375	112,000	1,047

2.43375/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.43375	112,000	884

(2.915)/3 month USD-LIBOR-
BBA/Apr-47	Apr-17/2.915	8,100	869

(3.315)/3 month USD-LIBOR-
BBA/Apr-47	Apr-17/3.315	8,100	551

(2.70125)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.70125	112,000	282

Goldman Sachs International
(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82	25,450	1,879

2.4575/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.4575	112,000	1,054

(2.7475)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.7475	112,000	271

(2.18625)/3 month USD-LIBOR-
BBA/Jun-18	Jun-16/2.18625	90,100	187

(2.5705)/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.5705	77,000	103

2.06625/3 month USD-LIBOR-
BBA/Jul-25	Jul-15/2.06625	55,400	3

JPMorgan Chase Bank N.A.
0.98/3 month USD-LIBOR-BBA/Sep-17	Sep-15/0.98	141,000	203

Total purchased swap options outstanding (cost $10,279)			$11,307

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.6%)*	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Jun-16/$185.00	$4,698	$36,863

SPDR S&P 500 ETF Trust (Put)	May-16/183.00	4,324	29,017

SPDR S&P 500 ETF Trust (Put)	Apr-16/180.00	4,698	25,910

SPDR S&P 500 ETF Trust (Put)	Mar-16/183.00	4,758	26,133

SPDR S&P 500 ETF Trust (Put)	Feb-16/183.00	4,747	22,851

SPDR S&P 500 ETF Trust (Put)	Jan-16/170.00	4,759	11,136

Total purchased options outstanding (cost $186,290)			$151,910

SHORT-TERM INVESTMENTS (46.4%)*	Principal amount/shares		Value

Federal Farm Credit Banks Funding Corporation
unsec. discount notes 0.08%, July 15, 2015		$500,000	$499,968

Federal Home Loan Bank unsec. discount
notes 0.09%, September 9, 2015		1,000,000	999,881

Federal Home Loan Mortgage Corporation unsec.
discount notes 0.07%, July 22, 2015		850,000	849,918

Putnam Money Market Liquidity Fund 0.08% L	Shares	3,945,341	3,945,341

Putnam Short Term Investment Fund 0.10% L	Shares	5,650,235	5,650,235

SSgA Prime Money Market Fund Class N 0.04% P	Shares	110,000	110,000

U.S. Treasury Bills 0.01%, November 5, 2015 #		$25,000	24,998

U.S. Treasury Bills 0.01%, October 1, 2015 # §		485,000	484,978

U.S. Treasury Bills 0.01%, September 17, 2015 #		35,000	35,000

U.S. Treasury Bills 0.02%, October 8, 2015 #		40,000	39,999

U.S. Treasury Bills 0.02%, September 10, 2015 #		128,000	128,004

Total short-term investments (cost $12,768,274)			$12,768,322

Total investments (cost $30,298,679)			$30,867,961

Key to holding’s abbreviations

ADR American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

ETF Exchange Traded Fund

FRB Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

GDR Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

IFB Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO Interest Only

OAO Open Joint Stock Company

OJSC Open Joint Stock Company

SPDR  S&P Depository Receipts

TBA To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2015 through June 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC  820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $27,532,225.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

Putnam VT Absolute Return 500 Fund 9

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

F This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $18,276,900 to cover certain derivative contracts and delayed delivery securities.

Debt obligations are considered secured unless otherwise indicated.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $3,283,078) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	Australian Dollar	Buy	7/15/15	$15,342	$15,108	$234

	British Pound	Buy	9/16/15	32,664	31,711	953

	Canadian Dollar	Sell	7/15/15	10,086	9,517	(569)

	Euro	Sell	9/16/15	37,052	36,458	(594)

	Mexican Peso	Buy	7/15/15	26,862	27,629	(767)

	New Zealand Dollar	Sell	7/15/15	26,263	27,332	1,069

	Norwegian Krone	Buy	9/16/15	3,030	3,047	(17)

	Swedish Krona	Sell	9/16/15	28,030	27,887	(143)

Barclays Bank PLC

	Australian Dollar	Buy	7/15/15	10,253	11,231	(978)

	British Pound	Buy	9/16/15	77,735	74,956	2,779

	Canadian Dollar	Sell	7/15/15	17,451	17,051	(400)

	Euro	Buy	9/16/15	52,230	51,189	1,041

	Japanese Yen	Sell	8/19/15	2,044	1,953	(91)

	Mexican Peso	Buy	7/15/15	23,875	24,702	(827)

	New Zealand Dollar	Sell	7/15/15	35,536	38,089	2,553

	Norwegian Krone	Buy	9/16/15	13,140	13,263	(123)

	Singapore Dollar	Sell	8/19/15	34,797	35,293	496

	Swedish Krona	Sell	9/16/15	70,100	69,231	(869)

	Swiss Franc	Sell	9/16/15	36,473	36,104	(369)

Citibank, N.A.

	Australian Dollar	Buy	7/15/15	13,800	13,631	169

	British Pound	Sell	9/16/15	942	915	(27)

	Canadian Dollar	Sell	7/15/15	25,776	24,608	(1,168)

	Chilean Peso	Buy	7/15/15	969	1,017	(48)

	Danish Krone	Buy	9/16/15	2,396	2,395	1

	Euro	Sell	9/16/15	52,677	52,459	(218)

	Japanese Yen	Sell	8/19/15	53,601	54,229	628

	Mexican Peso	Buy	7/15/15	24,389	25,236	(847)

	New Zealand Dollar	Buy	7/15/15	4,603	5,194	(591)

	Norwegian Krone	Buy	9/16/15	18,054	18,136	(82)

	Philippine Peso	Buy	8/19/15	12,626	12,751	(125)

	Swedish Krona	Sell	9/16/15	14,547	14,287	(260)

	Swiss Franc	Sell	9/16/15	10,084	9,984	(100)

Credit Suisse International

	Australian Dollar	Buy	7/15/15	31,842	32,868	(1,026)

	British Pound	Buy	9/16/15	35,020	34,417	603

	Canadian Dollar	Buy	7/15/15	26,017	28,240	(2,223)

	Euro	Sell	9/16/15	72,877	70,905	(1,972)

10 Putnam VT Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $3,283,078) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse International cont.

	Indian Rupee	Buy	8/19/15	$20,444	$20,169	$275

	Japanese Yen	Buy	8/19/15	13,984	14,340	(356)

	New Zealand Dollar	Sell	7/15/15	38,514	41,537	3,023

	Norwegian Krone	Buy	9/16/15	1,464	1,475	(11)

	Singapore Dollar	Sell	8/19/15	28,194	28,595	401

	Swedish Krona	Sell	9/16/15	54,272	54,855	583

	Swiss Franc	Buy	9/16/15	26,926	26,650	276

Deutsche Bank AG

	Australian Dollar	Buy	7/15/15	25,597	25,794	(197)

	British Pound	Sell	9/16/15	202,739	196,838	(5,901)

	Canadian Dollar	Sell	7/15/15	30,259	29,040	(1,219)

	Euro	Buy	9/16/15	30,133	29,642	491

	New Zealand Dollar	Sell	7/15/15	10,967	10,228	(739)

	Norwegian Krone	Sell	9/16/15	21,504	21,614	110

	Polish Zloty	Sell	9/16/15	25,931	26,366	435

	Swedish Krona	Sell	9/16/15	26,278	25,798	(480)

	Turkish Lira	Sell	9/16/15	2,117	2,105	(12)

Goldman Sachs International

	Australian Dollar	Sell	7/15/15	6,477	6,273	(204)

	British Pound	Buy	9/16/15	32,036	31,094	942

	Canadian Dollar	Sell	7/15/15	31,860	31,418	(442)

	Euro	Buy	9/16/15	1,004	988	16

	Japanese Yen	Sell	8/19/15	231,021	235,915	4,894

	New Zealand Dollar	Sell	7/15/15	15,907	15,583	(324)

	Norwegian Krone	Sell	9/16/15	10,020	10,071	51

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/15/15	9,560	10,727	(1,167)

	British Pound	Buy	9/16/15	23,556	22,861	695

	Canadian Dollar	Sell	7/15/15	28,419	26,960	(1,459)

	Euro	Buy	9/16/15	37,498	37,552	(54)

	Japanese Yen	Buy	8/19/15	22,548	23,865	(1,317)

	New Zealand Dollar	Buy	7/15/15	9,883	10,636	(753)

	Swedish Krona	Buy	9/16/15	9,894	9,719	175

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/15/15	5,783	5,683	100

	British Pound	Sell	9/16/15	3,140	3,592	452

	Canadian Dollar	Buy	7/15/15	1,041	2,572	(1,531)

	Euro	Buy	9/16/15	44,195	43,501	694

	Indian Rupee	Buy	8/19/15	6,168	6,102	66

	Japanese Yen	Buy	8/19/15	2,754	2,449	305

	Mexican Peso	Buy	7/15/15	30,460	31,507	(1,047)

	New Zealand Dollar	Sell	7/15/15	49,615	51,804	2,189

	Norwegian Krone	Buy	9/16/15	31,473	31,629	(156)

	Philippine Peso	Buy	8/19/15	12,624	12,708	(84)

	Singapore Dollar	Sell	8/19/15	24,855	24,989	134

	Swedish Krona	Sell	9/16/15	17,531	17,210	(321)

	Swiss Franc	Buy	9/16/15	21,133	20,916	217

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/15/15	4,471	5,474	(1,003)

	British Pound	Buy	9/16/15	11,150	10,427	723

	Canadian Dollar	Buy	7/15/15	19,132	20,761	(1,629)

	Euro	Buy	9/16/15	20,312	20,285	27

Putnam VT Absolute Return 500 Fund 11

FORWARD CURRENCY CONTRACTS at 6/30/15 (aggregate face value $3,283,078) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Royal Bank of Scotland PLC (The) cont.

	Japanese Yen	Sell	8/19/15	$40,554	$41,083	$529

	New Zealand Dollar	Sell	7/15/15	29,579	31,157	1,578

	Norwegian Krone	Buy	9/16/15	40,157	39,962	195

	Singapore Dollar	Sell	8/19/15	21,442	21,227	(215)

	Swedish Krona	Sell	9/16/15	77,011	76,109	(902)

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/15/15	30,608	30,641	(33)

	Brazilian Real	Buy	7/2/15	54,112	54,417	(305)

	Brazilian Real	Sell	7/2/15	27,500	27,923	423

	British Pound	Buy	9/16/15	87,157	84,598	2,559

	Canadian Dollar	Sell	7/15/15	26,576	25,393	(1,183)

	Chilean Peso	Buy	7/15/15	27,218	27,566	(348)

	Euro	Buy	9/16/15	28,459	27,985	474

	Hungarian Forint	Buy	9/16/15	25,865	26,162	(297)

	Israeli Shekel	Buy	7/15/15	28,115	27,761	354

	Israeli Shekel	Sell	7/15/15	28,274	27,523	(751)

	Japanese Yen	Sell	8/19/15	131,342	134,696	3,354

	New Zealand Dollar	Sell	7/15/15	19,698	19,979	281

	Norwegian Krone	Buy	9/16/15	1,375	1,385	(10)

	Singapore Dollar	Sell	8/19/15	53,493	53,535	42

	Swedish Krona	Sell	9/16/15	11,925	12,192	267

	Swiss Franc	Sell	9/16/15	1,073	1,062	(11)

	Turkish Lira	Sell	9/16/15	730	726	(4)

WestPac Banking Corp.

	Australian Dollar	Buy	7/15/15	51,117	50,914	203

	British Pound	Buy	9/16/15	45,227	43,907	1,320

	Canadian Dollar	Sell	7/15/15	15,610	15,399	(211)

	Euro	Buy	9/16/15	15,959	15,703	256

	Japanese Yen	Sell	8/19/15	44,128	45,062	934

	New Zealand Dollar	Buy	7/15/15	23,488	25,671	(2,183)

Total						$(724)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/15	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

CBOE VIX Index (Long)	3	$51,975	Jul-15	$(188)

Euro STOXX 50 Index
(Long)	10	383,062	Sep-15	(4,390)

FTSE 100 Index (Long)	1	102,037	Sep-15	(2,674)

S&P 500 Index E-Mini
(Short)	33	3,389,760	Sep-15	84,077

S&P Mid Cap 400 Index
E-Mini (Long)	6	$898,860	Sep-15	(16,812)

Tokyo Price Index (Long)	1	133,227	Sep-15	(1,623)

U.S. Treasury Note 10 yr
(Long)	42	5,299,219	Sep-15	(20,216)

U.S. Treasury Note 2 yr
(Short)	1	218,938	Sep-15	(377)

U.S. Treasury Note 5 yr
(Short)	9	1,073,320	Sep-15	52

VSTOXX Index Mini (Short)	33	96,758	Jul-15	(276)

Total				$37,573

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $50,283) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.281)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.281	$38,500	$2

1.798/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.798	192,500	114

1.278/3 month USD-LIBOR-BBA/
Dec-17	Dec-15/1.278	48,125	142

(2.3825)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.3825	70,200	303

2.955/3 month USD-LIBOR-BBA/
Sep-25	Sep-15/2.955	106,400	372

(2.541)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.541	38,500	389

1.66/3 month USD-LIBOR-BBA/
Jul-20	Jul-15/1.66	64,400	491

(2.604)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.604	38,500	594

12 Putnam VT Absolute Return 500 Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $50,283) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A.
2.587/3 month USD-LIBOR-BBA/
May-18	May-16/2.587	$90,100	$85

2.387/3 month USD-LIBOR-BBA/
May-18	May-16/2.387	90,100	124

(2.468)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.468	38,500	222

(2.583)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.583	56,000	872

Credit Suisse International
2.5675/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5675	56,000	318

(2.5675)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.5675	56,000	820

(2.60)/3 month USD-LIBOR-BBA/
Aug-25	Aug-15/2.60	56,000	970

2.515/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.515	8,100	1,258

Goldman Sachs International
(1.885)/3 month USD-LIBOR-BBA/
Jan-46	Jan-16/1.885	25,450	78

2.58625/3 month USD-LIBOR-BBA/
Jun-18	Jun-16/2.58625	180,200	175

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/15 (premiums $50,283) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International cont.
2.6025/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.6025	$56,000	$309

(2.6025)/3 month USD-LIBOR-BBA/
Jul-25	Jul-15/2.6025	56,000	958

JPMorgan Chase Bank N.A.
(0.83)/3 month USD-LIBOR-BBA/
Sep-17	Sep-15/0.83	141,000	68

(0.905)/3 month USD-LIBOR-BBA/
Sep-17	Sep-15/0.905	141,000	124

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	229,000	30,977

Total			$39,765

WRITTEN OPTIONS
OUTSTANDING at 6/30/15	Expiration	Contract
(premiums $13,875) (Unaudited)	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Jul-15/$214.50	$11,315	$4,148

SPDR S&P 500 ETF Trust (Call)	Jul-15/215.50	4,229	550

SPDR S&P 500 ETF Trust (Call)	Jul-15/217.00	4,220	192

SPDR S&P 500 ETF Trust (Call)	Jul-15/215.00	4,039	164

SPDR S&P 500 ETF Trust (Call)	Jul-15/215.50	4,222	—

SPDR S&P 500 ETF Trust (Call)	Jun-15/217.00	11,267	—

Total			$5,054

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.
(2.594)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.594	$112,000	$(504)	$85

2.454/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.454	56,000	497	(94)

JPMorgan Chase Bank N.A.
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	13,300	(354)	97

(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	13,300	(372)	36

2.2325/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.2325	38,500	(212)	(102)

1.963/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/1.963	27,700	(122)	(122)

1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	28,600	(189)	(127)

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	13,300	(326)	(140)

2.3675/3 month USD-LIBOR-BBA/Aug-25 (Purchased)	Aug-15/2.3675	38,500	(381)	(144)

2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	13,300	(338)	(173)

2.079/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-15/2.079	27,700	(205)	(205)

1.00/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/1.00	57,100	(401)	(274)

(2.195)/3 month USD-LIBOR-BBA/Jul-25 (Written)	Jul-15/2.195	27,700	323	322

(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	114,200	365	170

(2.5025)/3 month USD-LIBOR-BBA/Aug-25 (Written)	Aug-15/2.5025	38,500	593	144

2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	58,300	386	121

(1.00)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/1.00	57,100	175	78

2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	58,300	373	77

(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	58,300	336	62

(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	58,300	332	17

Total			$(24)	$(172)

Putnam VT Absolute Return 500 Fund 13

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$425,000	$1,902	6/17/20	1.80%	3 month	$870
				USD-LIBOR-BBA

41,300 E	174	4/20/19	3 month USD-LIBOR-BBA	1.85%	(21)

10,400 E	(350)	4/20/27	2.415%	3 month	113
				USD-LIBOR-BBA

22,700	(164)	7/1/25	2.2125%	3 month	314
				USD-LIBOR-BBA

22,700	(100)	7/1/25	2.325%	3 month	144
				USD-LIBOR-BBA

22,700	263	7/1/25	3 month USD-LIBOR-BBA	2.10%	(447)

3,472,000 E	(17,148)	9/16/25	3 month USD-LIBOR-BBA	2.60%	11,374

781,700 E	4,118	9/16/25	2.60%	3 month	(2,305)
				USD-LIBOR-BBA

432,000 E	1,245	9/16/20	2.00%	3 month	(1,338)
				USD-LIBOR-BBA

2,791,000 E	3,119	9/16/17	1.25%	3 month	(7,953)
				USD-LIBOR-BBA

143,500 E	(6,017)	9/16/45	3 month USD-LIBOR-BBA	3.10%	(1,555)

208,000	263	6/18/17	0.955%	3 month	(64)
				USD-LIBOR-BBA

Total	$(12,695)				$(868)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
	$14,708	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$5
					30 year Fannie Mae pools

	14,708	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	5
					30 year Fannie Mae pools

baskets	38,108	—	5/31/16	(3 month USD-LIBOR-BBA plus	A basket (MLTRFCF5) of	(143,734)
				10bp)	common stocks

units	981	—	5/31/16	3 month USD-LIBOR-BBA minus	Russell 1000 Total Return	123,201
				7 bp	Index

Barclays Bank PLC
	$2,842	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1
					30 year Fannie Mae pools

	7,166	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	3
					30 year Fannie Mae pools

	21,664	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	23
					30 year Ginnie Mae II pools

	13,999	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	15
					30 year Ginnie Mae II pools

	15,220	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	33
					30 year Fannie Mae pools

	10,351	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	18
					30 year Fannie Mae pools

	21,114	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	42
					30 year Fannie Mae pools

Citibank, N.A.
	9,428	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	3
					30 year Fannie Mae pools

baskets	8	—	12/17/15	(3 month USD-LIBOR-BBA plus	A basket (CGPUTQL2) of	(22,474)
				42 bp)	common stocks

baskets	8,862	—	11/10/15	3 month USD-LIBOR-BBA minus	A basket (CGPUTS36) of	18,779
				0.50%	common stocks

14 Putnam VT Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Citibank, N.A. cont.
units	176	$—	12/17/15	3 month USD-LIBOR-BBA	Russell 1000 Total Return	$19,073
				plus 15 bp	Index

units	9	—	12/17/15	3 month USD-LIBOR-BBA	Russell 1000 Total Return	975
				plus 15 bp	Index

units	1,562	—	3/18/16	3 month USD-LIBOR-BBA	MSCI Emerging Markets TR	1,032
				minus 0.15%	Net USD

Credit Suisse International
	$439,805	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	584
					30 year Ginnie Mae II pools

	24,331	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00%	26
					30 year Ginnie Mae II pools

	24,986	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	44
					30 year Fannie Mae pools

	21,774	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	38
					30 year Fannie Mae pools

	112,988	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	119
					30 year Ginnie Mae II pools

	116,830	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	341
					30 year Fannie Mae pools

	34,461	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	101
					30 year Fannie Mae pools

	17,651	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	52
					30 year Fannie Mae pools

	41,185	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	120
					30 year Fannie Mae pools

	64,748	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	128
					30 year Fannie Mae pools

	74,600	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	148
					30 year Fannie Mae pools

	56,303	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	112
					30 year Fannie Mae pools

	38,091	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	14
					30 year Fannie Mae pools

Deutsche Bank AG
baskets	9,029	—	5/9/16	3 month USD-LIBOR-BBA minus	A basket (DBCTPS8P) of	59,809
				0.45%	common stocks

baskets	9,029	—	5/9/16	(3 month USD-LIBOR-BBA plus	A basket (DBCTPL8P) of	(12,455)
				0.31%)	common stocks

Goldman Sachs International
	$6,631	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	3
					30 year Fannie Mae pools

	6,631	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	3
					30 year Fannie Mae pools

	3,101	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	—
					30 year Fannie Mae pools

	36,582	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	14
					30 year Fannie Mae pools

	26,525	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	14
					30 year Fannie Mae pools

	10,421	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	5
					30 year Fannie Mae pools

	37,714	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	14
					30 year Fannie Mae pools

	36,766	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	65
					30 year Fannie Mae pools

	34,461	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	101
					30 year Fannie Mae pools

Putnam VT Absolute Return 500 Fund 15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
baskets	493	$—	12/15/15	(1 month USD-LIBOR-BBA	A basket (GSCBSAUD) of	$(34,743)
				plus 90 bp)	common stocks

baskets	28,530	—	12/15/20	(1 month USD-LIBOR-BBA	A basket (GSCBPUR1) of	(33,570)
				plus 0.44%)	common stocks

units	7,824	—	8/11/15	(0.45%)	Goldman Sachs Volatility	(6,247)
					Carry US Scaled 3X Excess
					Return Strategy Index

JPMorgan Chase Bank N.A.
	$12,068	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	4
					30 year Fannie Mae pools

	37,337	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	14
					30 year Fannie Mae pools

	36,766	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	65
					30 year Fannie Mae pools

baskets	27,777	—	4/25/16	3 month USD-LIBOR-BBA	A basket (JPCMPTSH) of	18,470
				minus 0.44%	common stocks

shares	8,783	—	1/25/16	3 month USD-LIBOR-BBA	iShares MSCI Emerging	33,084
				minus 30 bp	Markets ETF

UBS AG
units	5,794	—	8/19/15	1 month USD-LIBOR-BBA	MSCI Emerging Markets TR	(3,373)
					Net USD

Total		$—				$20,104

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$68	$1,000	5/11/63	300 bp	$62

CMBX NA BBB– Index	BBB–/P	121	2,000	5/11/63	300 bp	108

CMBX NA BBB– Index	BBB–/P	228	4,000	5/11/63	300 bp	202

CMBX NA BBB– Index	BBB–/P	247	4,000	5/11/63	300 bp	221

Barclays Bank PLC
CMBX NA BBB– Index	BBB–/P	887	8,000	5/11/63	300 bp	836

CMBX NA BBB– Index	BBB–/P	157	28,000	1/17/47	300 bp	(615)

Credit Suisse International
CMBX NA BBB– Index	BBB–/P	452	4,000	5/11/63	300 bp	426

CMBX NA BBB– Index	BBB–/P	310	4,000	5/11/63	300 bp	284

CMBX NA BBB– Index	BBB–/P	263	4,000	5/11/63	300 bp	238

CMBX NA BBB– Index	BBB–/P	122	4,000	5/11/63	300 bp	96

CMBX NA BBB– Index	BBB–/P	58	5,000	5/11/63	300 bp	26

CMBX NA BBB– Index	BBB–/P	246	6,000	5/11/63	300 bp	208

CMBX NA BBB– Index	BBB–/P	36	11,000	5/11/63	300 bp	(34)

CMBX NA BBB– Index	BBB–/P	25	11,000	5/11/63	300 bp	(45)

CMBX NA BBB– Index	BBB–/P	(267)	16,000	5/11/63	300 bp	(370)

CMBX NA BBB– Index	BBB–/P	(16)	25,000	5/11/63	300 bp	(176)

CMBX NA BBB– Index	BBB–/P	216	37,000	5/11/63	300 bp	(21)

CMBX NA BBB– Index	BBB–/P	(158)	37,000	5/11/63	300 bp	(394)

CMBX NA BBB– Index	BBB–/P	178	39,000	5/11/63	300 bp	(72)

CMBX NA BBB– Index	BBB–/P	(690)	44,000	5/11/63	300 bp	(971)

CMBX NA BBB– Index	BBB–/P	(574)	45,000	5/11/63	300 bp	(862)

CMBX NA BBB– Index	BBB–/P	122	53,000	5/11/63	300 bp	(218)

CMBX NA BBB– Index	BBB–/P	101	78,000	5/11/63	300 bp	(398)

CMBX NA BBB– Index	BBB–/P	43	15,000	1/17/47	300 bp	(371)

CMBX NA BBB– Index	BBB–/P	48	15,000	1/17/47	300 bp	(366)

16 Putnam VT Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$51	$16,000	1/17/47	300 bp	$(390)

CMBX NA BBB– Index	BBB–/P	34	16,000	1/17/47	300 bp	(407)

CMBX NA BBB– Index	BBB–/P	40	16,000	1/17/47	300 bp	(402)

CMBX NA BBB– Index	BBB–/P	29	16,000	1/17/47	300 bp	(413)

CMBX NA BBB– Index	BBB–/P	194	22,000	1/17/47	300 bp	(413)

CMBX NA BBB– Index	BBB–/P	130	26,000	1/17/47	300 bp	(588)

CMBX NA BBB– Index	BBB–/P	130	26,000	1/17/47	300 bp	(588)

CMBX NA BBB– Index	BBB–/P	950	39,000	1/17/47	300 bp	(126)

CMBX NA BBB– Index	BBB–/P	437	41,000	1/17/47	300 bp	(694)

CMBX NA BBB– Index	BBB–/P	1,065	43,000	1/17/47	300 bp	(122)

CMBX NA BBB– Index	BBB–/P	584	43,000	1/17/47	300 bp	(603)

CMBX NA BBB– Index	BBB–/P	141	44,000	1/17/47	300 bp	(1,074)

CMBX NA BBB– Index	BBB–/P	141	44,000	1/17/47	300 bp	(1,074)

CMBX NA BBB– Index	BBB–/P	287	45,000	1/17/47	300 bp	(955)

CMBX NA BBB– Index	BBB–/P	224	45,000	1/17/47	300 bp	(1,018)

CMBX NA BBB– Index	BBB–/P	—	47,000	1/17/47	300 bp	(1,297)

CMBX NA BBB– Index	BBB–/P	168	47,000	1/17/47	300 bp	(1,130)

CMBX NA BBB– Index	BBB–/P	1,149	47,000	1/17/47	300 bp	(148)

CMBX NA BBB– Index	BBB–/P	2,940	75,000	1/17/47	300 bp	870

CMBX NA BBB– Index	BBB–/P	1,868	79,000	1/17/47	300 bp	(312)

CMBX NA BBB– Index	BBB–/P	158	89,000	1/17/47	300 bp	(2,298)

CMBX NA BB Index	—	(80)	10,000	5/11/63	(500 bp)	—

CMBX NA BB Index	—	(63)	10,000	5/11/63	(500 bp)	(1)

CMBX NA BB Index	—	54	10,000	5/11/63	(500 bp)	111

CMBX NA BB Index	—	(175)	10,000	5/11/63	(500 bp)	(118)

CMBX NA BB Index	—	(33)	9,000	5/11/63	(500 bp)	18

CMBX NA BB Index	—	93	6,000	5/11/63	(500 bp)	127

CMBX NA BB Index	—	(55)	6,000	5/11/63	(500 bp)	(21)

CMBX NA BB Index	—	60	3,000	5/11/63	(500 bp)	77

CMBX NA BB Index	—	(194)	10,000	5/11/63	(500 bp)	(137)

CMBX NA BBB– Index	BBB–/P	86	1,000	5/11/63	300 bp	80

CMBX NA BBB– Index	BBB–/P	(18)	3,000	5/11/63	300 bp	(37)

CMBX NA BBB– Index	BBB–/P	(29)	3,000	5/11/63	300 bp	(48)

CMBX NA BBB– Index	BBB–/P	191	4,000	5/11/63	300 bp	166

CMBX NA BBB– Index	BBB–/P	348	4,000	5/11/63	300 bp	322

CMBX NA BBB– Index	BBB–/P	60	5,000	5/11/63	300 bp	28

CMBX NA BBB– Index	BBB–/P	50	5,000	5/11/63	300 bp	18

CMBX NA BBB– Index	BBB–/P	(47)	5,000	5/11/63	300 bp	(79)

CMBX NA BBB– Index	BBB–/P	(50)	5,000	5/11/63	300 bp	(82)

CMBX NA BBB– Index	BBB–/P	(17)	5,000	5/11/63	300 bp	(49)

CMBX NA BBB– Index	BBB–/P	(42)	5,000	5/11/63	300 bp	(74)

CMBX NA BBB– Index	BBB–/P	13	5,000	5/11/63	300 bp	(19)

CMBX NA BBB– Index	BBB–/P	(17)	5,000	5/11/63	300 bp	(49)

CMBX NA BBB– Index	BBB–/P	28	6,000	5/11/63	300 bp	(11)

CMBX NA BBB– Index	BBB–/P	4	6,000	5/11/63	300 bp	(34)

CMBX NA BBB– Index	BBB–/P	(20)	6,000	5/11/63	300 bp	(58)

CMBX NA BBB– Index	BBB–/P	36	6,000	5/11/63	300 bp	(2)

CMBX NA BBB– Index	BBB–/P	4	6,000	5/11/63	300 bp	(34)

CMBX NA BBB– Index	BBB–/P	21	6,000	5/11/63	300 bp	(18)

CMBX NA BBB– Index	BBB–/P	37	8,000	5/11/63	300 bp	(14)

CMBX NA BBB– Index	BBB–/P	(80)	8,000	5/11/63	300 bp	(132)

CMBX NA BBB– Index	BBB–/P	16	12,000	5/11/63	300 bp	(61)

Putnam VT Absolute Return 500 Fund 17

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited) cont.

					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Credit Suisse International cont.
CMBX NA BBB– Index	BBB–/P	$(181)	$12,000	5/11/63	300 bp	$(258)

CMBX NA BBB– Index	BBB–/P	(148)	12,000	5/11/63	300 bp	(225)

CMBX NA BBB– Index	BBB–/P	472	25,000	5/11/63	300 bp	312

CMBX NA BBB– Index	BBB–/P	541	25,000	5/11/63	300 bp	381

CMBX NA BBB– Index	BBB–/P	4,689	44,000	5/11/63	300 bp	4,407

CMBX NA BBB– Index	BBB–/P	2,447	100,000	5/11/63	300 bp	1,807

CMBX NA BBB– Index	BBB–/P	386	55,000	1/17/47	300 bp	(1,132)

CMBX NA BBB– Index	BBB–/P	384	78,000	1/17/47	300 bp	(1,769)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(21)	3,000	5/11/63	300 bp	(40)

CMBX NA BBB– Index	BBB–/P	102	39,000	5/11/63	300 bp	(148)

CMBX NA BBB– Index	BBB–/P	(183)	40,000	5/11/63	300 bp	(439)

CMBX NA BBB– Index	BBB–/P	29	8,000	1/17/47	300 bp	(192)

CMBX NA BBB– Index	BBB–/P	29	8,000	1/17/47	300 bp	(192)

CMBX NA BBB– Index	BBB–/P	68	16,000	1/17/47	300 bp	(373)

CMBX NA BBB– Index	BBB–/P	57	16,000	1/17/47	300 bp	(385)

CMBX NA BBB– Index	BBB–/P	57	16,000	1/17/47	300 bp	(385)

CMBX NA BBB– Index	BBB–/P	209	21,000	1/17/47	300 bp	(370)

CMBX NA BBB– Index	BBB–/P	118	30,000	1/17/47	300 bp	(710)

CMBX NA BBB– Index	BBB–/P	35	32,000	1/17/47	300 bp	(849)

CMBX NA BBB– Index	BBB–/P	343	44,000	1/17/47	300 bp	(872)

CMBX NA BBB– Index	BBB–/P	1,702	63,000	1/17/47	300 bp	(40)

CMBX NA BBB– Index	BBB–/P	915	108,000	1/17/47	300 bp	(2,065)

CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	(24)

CMBX NA BB Index	—	51	5,000	5/11/63	(500 bp)	80

CMBX NA BB Index	—	(53)	5,000	5/11/63	(500 bp)	(25)

CMBX NA BB Index	—	67	4,000	5/11/63	(500 bp)	90

CMBX NA BB Index	—	5	4,000	5/11/63	(500 bp)	28

CMBX NA BB Index	—	68	3,000	5/11/63	(500 bp)	85

CMBX NA BB Index	—	(10)	5,000	1/17/47	(500 bp)	111

CMBX NA BBB– Index	BBB–/P	(3)	1,000	5/11/63	300 bp	(9)

CMBX NA BBB– Index	BBB–/P	(33)	3,000	5/11/63	300 bp	(52)

CMBX NA BBB– Index	BBB–/P	(40)	5,000	5/11/63	300 bp	(72)

CMBX NA BBB– Index	BBB–/P	30	5,000	5/11/63	300 bp	(2)

CMBX NA BBB– Index	BBB–/P	(47)	5,000	5/11/63	300 bp	(79)

CMBX NA BBB– Index	BBB–/P	(50)	5,000	5/11/63	300 bp	(82)

CMBX NA BBB– Index	BBB–/P	(50)	5,000	5/11/63	300 bp	(82)

CMBX NA BBB– Index	BBB–/P	(24)	6,000	5/11/63	300 bp	(62)

CMBX NA BBB– Index	BBB–/P	91	8,000	5/11/63	300 bp	40

CMBX NA BBB– Index	BBB–/P	354	46,000	1/17/47	300 bp	(915)

CMBX NA BBB– Index	BBB–/P	724	94,000	1/17/47	300 bp	(1,871)

Total		$26,196				$(21,897)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

18 Putnam VT Absolute Return 500 Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/15 (Unaudited)

					Payments	Unrealized
		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	Date	fund per annum	(depreciation)

NA HY Series 24 Index	B+/P	$(435,876)	$6,138,000	6/20/20	500 bp	$(44,916)

Total		$(435,876)				$(44,916)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks*:

Basic materials	$483,584	$—	$—

Capital goods	409,544	—	—

Communication services	214,964	—	—

Conglomerates	344,943	—	—

Consumer cyclicals	834,367	—	—

Consumer staples	831,512	—	—

Energy	450,603	—	—

Financials	1,864,017	—	—

Health care	902,203	—	—

Technology	1,526,814	—	—

Transportation	345,677	—	—

Utilities and power	395,621	—	—

Total common stocks	8,603,849	—	—

Asset-backed securities	$—	$—	$56,000

Commodity linked notes	—	1,536,125	—

Corporate bonds and notes	—	20,281	—

Foreign government and agency bonds and notes	—	184,938	—

Investment companies	1,395,585	—	—

Mortgage-backed securities	—	2,667,349	22,969

Purchased options outstanding	—	151,910	—

Purchased swap options outstanding	—	11,307	—

U.S. government and agency mortgage obligations	—	3,056,719	—

Warrants	—	392,607	—

Short-term investments	9,705,576	3,062,746	—

Totals by level	$19,705,010	$11,083,982	$78,969

Putnam VT Absolute Return 500 Fund 19

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(724)	$—

Futures contracts	37,573	—	—

Written options outstanding	—	(5,054)	—

Written swap options outstanding	—	(39,765)	—

Forward premium swap option contracts	—	(172)	—

Interest rate swap contracts	—	11,827	—

Total return swap contracts	—	20,104	—

Credit default contracts	—	342,867	—

Totals by level	$37,573	$329,083	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

20 Putnam VT Absolute Return 500 Fund

Statement of assets and liabilities
6/30/15 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $20,703,103)	$21,272,385

Affiliated issuers (identified cost $9,595,576) (Notes 1 and 5)	9,595,576

Foreign currency (cost $5,312) (Note 1)	5,279

Dividends, interest and other receivables	53,815

Receivable for shares of the fund sold	4,104

Receivable for investments sold	9,761

Receivable from Manager (Note 2)	12,849

Receivable for variation margin (Note 1)	32,553

Unrealized appreciation on forward premium swap option contracts (Note 1)	1,209

Unrealized appreciation on forward currency contracts (Note 1)	40,569

Unrealized appreciation on OTC swap contracts (Note 1)	288,565

Premium paid on OTC swap contracts (Note 1)	3,526

Prepaid assets	269

Total assets	31,320,460

Liabilities

Payable to custodian	70,113

Payable for investments purchased	5,445

Payable for purchases of delayed delivery securities (Note 1)	3,093,045

Payable for shares of the fund repurchased	9,444

Payable for custodian fees (Note 2)	24,059

Payable for investor servicing fees (Note 2)	2,949

Payable for Trustee compensation and expenses (Note 2)	1,553

Payable for administrative services (Note 2)	84

Payable for distribution fees (Note 2)	5,681

Payable for variation margin (Note 1)	14,078

Unrealized depreciation on OTC swap contracts (Note 1)	290,358

Premium received on OTC swap contracts (Note 1)	29,722

Unrealized depreciation on forward currency contracts (Note 1)	41,293

Unrealized depreciation on forward premium swap option contracts (Note 1)	1,381

Written options outstanding, at value (premiums $64,158) (Notes 1 and 3)	44,819

Collateral on certain derivative contracts, at value (Note 1)	110,000

Other accrued expenses	44,211

Total liabilities	3,788,235

Net assets	$27,532,225

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$26,567,435

Distributions in excess of net investment income (Note 1)	(227,720)

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	614,810

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	577,700

Total — Representing net assets applicable to capital shares outstanding	$27,532,225

Computation of net asset value Class IA

Net assets	$10,954

Number of shares outstanding	1,042

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.51

Computation of net asset value Class IB

Net assets	$27,521,271

Number of shares outstanding	2,641,801

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.42

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 21

Statement of operations
Six months ended 6/30/15 (Unaudited)

Investment income

Dividends (net of foreign tax of $4,186)	$119,083

Interest (including interest income of $2,295 from investments in affiliated issuers) (Note 5)	$69,612

Total investment income	188,695

Expenses

Compensation of Manager (Note 2)	96,302

Investor servicing fees (Note 2)	9,480

Custodian fees (Note 2)	31,303

Trustee compensation and expenses (Note 2)	761

Distribution fees (Note 2)	33,566

Administrative services (Note 2)	273

Auditing and tax fees	43,859

Other	8,704

Fees waived and reimbursed by Manager (Note 2)	(69,621)

Total expenses	154,627
Expense reduction (Note 2)	(322)

Net expenses	154,305

Net investment income	34,390
Net realized gain on investments (Notes 1 and 3)	465,370

Net realized gain on swap contracts (Note 1)	39,346

Net realized gain on futures contracts (Note 1)	160,024

Net realized gain on foreign currency transactions (Note 1)	96,415

Net realized gain on written options (Notes 1 and 3)	15,831

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(55,048)

Net unrealized depreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	(729,699)

Net loss on investments	(7,761)

Net increase in net assets resulting from operations	$26,629

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Absolute Return 500 Fund

Statement of changes in net assets

	Six months ended	Year ended
	6/30/15*	12/31/14

Increase in net assets

Operations:

Net investment income	$34,390	$53,335

Net realized gain on investments and foreign currency transactions	776,986	353,601

Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(784,747)	529,073

Net increase in net assets resulting from operations	26,629	936,009

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(32)	—

Class IB	(23,048)	—

From net realized long-term gain on investments

Class IA	(273)	(137)

Class IB	(688,861)	(307,771)

Increase from capital share transactions (Note 4)	2,986,919	2,911,129

Total increase in net assets	$2,301,334	$3,539,230

Net assets:

Beginning of period	25,230,891	21,691,661

End of period (including distributions in excess of net investment income of $227,720 and $239,030, respectively)	$27,532,225	$25,230,891

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Absolute Return 500 Fund 23

Financial highlights (For a common share outstanding throughout the period)

						LESS
INVESTMENT OPERATIONS:						DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operation	From Net investment incom	From net realized gain on investment	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average neta ssets (%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)

Class IA

6/30/15†	$10.78	.03	—	.03	(.03)	(.27)	(0.30)	$10.51	.25*	$11	.45*	.25*	256 [f]*

12/31/14	10.49	.05	.38	.43	—	(.14)	(0.14)	10.78	4.12	11.90		.46	317[f]

12/31/13	10.07	.01	.44	.45	—	(.03)	(0.03)	10.49	4.46	10.90		.12	208 [g]

12/31/12	9.63	— [h]	.44	.44	—	—	—	10.07	4.57	9,971.90		.02	262 [g]

12/31/11‡	10.00	.01	(.38)	(.37)	—	—	—	9.63	(3.70)*	9,530	.61*	.15*	240 [g]*

Class IB

6/30/15†	$10.67	.01	.02	.03	(.01)	(.27)	(0.28)	$10.42	.23*	$27,521	.57*	.13*	256 [f]*

12/31/14	10.41	.02	.38	.40	—	(.14)	(0.14)	10.67	3.86	25,220	1.15	.22	317 [f]

12/31/13	10.03	—[h]	.41	.41	—	(.03)	(0.03)	10.41	4.08	21,681	1.15	(.04)	208 [g]

12/31/12	9.61	(.02)	.44	.42	—	—	—	10.03	4.37	7,886	1.15	(.23)	262 [g]

12/31/11‡	10.00	.02	(.41)	(.39)	—	—	—	9.61	(3.90)*	2,735	.78*	.21*	240 [g]*

* Not annualized.

† Unaudited.

‡ For the period May 2, 2011 to December 31, 2011.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

6/30/15	0.26%

12/31/14	0.50

12/31/13	0.45

12/31/12	1.24

12/31/11	1.36

f Portfolio turnover includes TBA purchase and sale commitments.

g Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	280%

December 31, 2012	475

December 31, 2011	875

h Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Absolute Return 500 Fund

Notes to financial statements 6/30/15 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2015 through June 30, 2015.

Putnam VT Absolute Return 500 Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a

Putnam VT Absolute Return 500 Fund 25

regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or

26 Putnam VT Absolute Return 500 Fund

loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The

Putnam VT Absolute Return 500 Fund 27

Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $141,617 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

The aggregate identified cost on a tax basis is $30,324,752, resulting in gross unrealized appreciation and depreciation of $1,170,666 and $627,457, respectively, or net unrealized appreciation of $543,209.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 80.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

.880%	of the first $5 billion,
.830%	of the next $5 billion,
.780%	of the next $10 billion,
.730%	of the next $10 billion,
.680%	of the next $50 billion,
.660%	of the next $50 billion,
.650%	of the next $100 billion and
.645%	of any excess thereafter.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2017, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $11,683 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2017, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $57,938 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for

28 Putnam VT Absolute Return 500 Fund

its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% (0.10% prior to January 1, 2015) of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$4
Class IB	9,476

Total	$9,480

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were not reduced under the expense offset arrangements and were reduced by $322 under the brokerage/ service arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $16, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$33,566

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments (Long-term)	$47,582,018	$41,735,181

U.S. government securities (Long-term)	—	—

Total	$47,582,018	$41,735,181

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option	Written option
	contract amounts	premiums	contract amount	premiums

Written options outstanding at the
beginning of the reporting period	$1,332,400	$51,088	$26,361	$12,037

Options opened	5,564,370	27,566	158,762	57,133

Options exercised	(267,050)	(2,105)	—	—

Options expired	(1,145,550)	(5,672)	(111,982)	(39,975)

Options closed	(3,080,895)	(20,594)	(33,849)	(15,320)

Written options outstanding at the
end of the reporting period	$2,403,275	$50,283	$39,292	$13,875

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/15		Year ended 12/31/14		Six months ended 6/30/15		Year ended 12/31/14

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	469,300	$5,004,367	1,465,535	$15,356,925

Shares issued in connection with
reinvestment of distributions	29	305	13	137	67,479	711,909	29,794	307,771

	29	305	13	137	536,779	5,716,276	1,495,329	15,664,696

Shares repurchased	—	—	—	—	(258,001)	(2,729,662)	(1,214,175)	(12,753,704)

Net increase	29	$305	13	$137	278,778	$2,986,614	281,154	$2,910,992

Putnam VT Absolute Return 500 Fund 29

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class IA	1,042	100%	$10,954

Note 5 — Affiliated transactions

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Fair value at the beginning of				Fair value at the end of the
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	reporting period

Putnam Money Market Liquidity Fund*	$—	$4,477,133	$531,792	$398	$3,945,341

Putnam Short Term Investment Fund*	4,564,958	7,360,507	6,275,230	1,897	5,650,235

Totals	$4,564,958	$11,837,640	$6,807,022	$2,295	$9,595,576

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$28,000

Purchased swap option contracts (contract amount)	$1,800,000

Written equity option contracts (contract amount) (Note 3)	$13,000

Written swap option contracts (contract amount) (Note 3)	$1,200,000

Futures contracts (number of contracts)	100

Forward currency contracts (contract amount)	$5,900,000

Centrally cleared interest rate swap contracts (notional)	$13,200,000

OTC total return swap contracts (notional)	$29,300,000

OTC credit default contracts (notional)	$1,800,000

Centrally cleared credit default contracts (notional)	$2,600,000

Warrants (number of warrants)	59,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	$391,684*	Unrealized depreciation	$48,817

Foreign exchange contracts	Receivables	40,569	Payables	41,293

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	903,017*	Unrealized depreciation	287,613*

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	49,014*	Unrealized depreciation	84,081*

Total		$1,384,284		$461,804

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

30 Putnam VT Absolute Return 500 Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(9,475)	$(9,475)

Foreign exchange contracts	—	—	—	95,585	—	95,585

Equity contracts	4,340	(96,244)	(51,380)	—	252,196	108,912

Interest rate contracts	—	(3,189)	211,404	—	(203,375)	4,840

Total	$4,340	$(99,433)	$160,024	$95,585	$39,346	$199,862

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging				Forward currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(84,522)	$(84,522)

Foreign exchange contracts	—	—	—	(55,028)	—	(55,028)

Equity contracts	14,200	21,139	19,514	—	(155,777)	(100,924)

Interest rate contracts	—	10,514	(86,726)	—	783	(75,429)

Total	$14,200	$31,653	$(67,212)	$(55,028)	$(239,516)	$(315,903)

Putnam VT Absolute Return 500 Fund 31

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N. A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

Centrally cleared interest rate
swap contracts§	$—	$—	$703	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$703

OTC Total return swap contracts*#	123,211	135	—	39,862	1,827	59,809	219	—	51,637	—	—	—	—	—	276,700

OTC Credit default contracts*#	—	—	—	—	449	—	275	—	—	—	—	—	—	—	724

Centrally cleared credit
default contracts§	—	—	31,048	—	—	—	—	—	—	—	—	—	—	—	31,048

Futures contracts§	—	—	—	—	—	—	—	—	—	802	—	—	—	—	802

Forward currency contracts#	2,256	6,869	—	798	5,161	1,036	5,903	870	4,157	—	3,052	7,754	—	2,713	40,569

Forward premium swap
option contracts #	85	—	—	—	—	—	—	—	1,124	—	—	—	—	—	1,209

Purchased swap options** #	2,690	—	—	1,284	3,633	—	3,497	—	203	—	—	—	—	—	11,307

Purchased options** #	—	—	—	—	—	—	—	—	151,910	—	—	—	—	—	151,910

Total Assets	$128,242	$7,004	$31,751	$41,944	$11,070	$60,845	$9,894	$870	$209,031	$802	$3,052	$7,754	$—	$2,713	$514,972

Liabilities:

Centrally cleared interest rate
swap contracts§	—	—	2,425	—	—	—		—	—	—	—	—	—	—	2,425

OTC Total return swap contracts*#	143,734	—	—	22,474	—	12,455	74,560	—	—	—	—	—	3,373	—	256,596

OTC Credit default contracts*#	71	823	—	—	33,265	—	14,658	—	—	—	—	—	—	—	48,817

Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	11,653	—	—	—	—	11,653

Forward currency contracts#	2,090	3,657	—	3,466	5,588	8,548	970	4,750	3,139	—	3,749	2,942	—	2,394	41,293

Forward premium swap
option contracts #	94	—	—	—	—	—	—	—	1,287	—	—	—	—	—	1,381

Written swap options #	2,407	—	—	1,303	3,366	—	1,520	—	31,169	—	—	—	—	—	39,765

Written options #	550	—	—	4,504	—	—	—	—	—	—	—	—	—	—	5,054

Total Liabilities	$148,946	$4,480	$2,425	$31,747	$42,219	$21,003	$91,708	$4,750	$35,595	$11,653	$3,749	$2,942	$3,373	$2,394	$406,984

Total Financial and Derivative
Net Assets	$(20,704)	$2,524	$29,326	$10,197	$(31,149)	$39,842	$(81,814)	$(3,880)	$173,436	$(10,851)	$(697)	$4,812	$(3,373)	$319	$107,988

Total collateral received (pledged)† ##	$—	$—	$—	$—	$—	$—	$—	$—	$110,000	$—	$—	$—	$—	$—

Net amount	$(20,704)	$2,524	$29,326	$10,197	$(31,149)	$39,842	$(81,814)	$(3,880)	$63,436	$(10,851)	$(697)	$4,812	$(3,373)	$319

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

32 Putnam VT Absolute Return 500 Fund	Putnam VT Absolute Return 500 Fund 33

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2015, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to additional requests made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2015, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 19, 2015 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2015. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements were implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to

34 Putnam VT Absolute Return 500 Fund

your fund and all but two of the other open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds had sufficiently low expenses that these expense limitations were not operative. However, in the case of your fund, the second of the expense limitations was operative during its fiscal year ending in 2014. In addition, effective through at least April 30, 2017, Putnam Management will waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.90% of its average net assets. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the fourth quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2014 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2014 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2014 was a year of strong competitive performance for many of the Putnam funds, with generally strong results for the U.S. equity, money market and global asset allocation funds, but relatively mixed results for the international and global equity and fixed income funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were recognized by Barron’s as the sixth-best performing mutual fund complex for the five-year period ended December 31, 2014. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2014 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year and five-year periods. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on comparisons of fund returns with the returns of selected investment benchmarks. In the case of your fund, which commenced operations on May 2, 2011, the Trustees considered information about your fund’s total return and its

Putnam VT Absolute Return 500 Fund 35

performance relative to its benchmark over the one-year and three-year periods ended December 31, 2014. Your fund’s class IA shares’ return net of fees and expenses was positive and exceeded the return of its benchmark over each of the one-year and three-year periods. Over each of those periods, your fund’s class IA shares’ return net of fees and expenses trailed the fund’s targeted annual return, which is the return of its benchmark plus 500 basis points. However, the fund seeks to achieve its targeted annual return over a reasonable period of time, generally at least three years or more, and the fund’s performance is not necessarily expected to match its targeted annual return over shorter periods. The Trustees did not find any evidence of under-performance that would suggest a need for concern regarding the investment process for your fund. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

36 Putnam VT Absolute Return 500 Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Absolute Return 500 Fund 37

This report has been prepared for the shareholders
of Putnam VT Absolute Return 500 Fund.	VTSA110 295651 8/15

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 28, 2015